American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2024

Short-Term Government - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 52.4%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	1,833,090	1,821,800
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	408,212	408,821
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	493,616	457,311
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,993,053
U.S. Treasury Notes, 2.00%, 2/15/25	1,000,000	997,177
U.S. Treasury Notes, 5.00%, 8/31/25	1,000,000	1,004,893
U.S. Treasury Notes, 5.00%, 9/30/25	6,100,000	6,132,291
U.S. Treasury Notes, 3.75%, 8/31/26	17,500,000	17,364,227
U.S. Treasury Notes, 3.50%, 9/30/26	8,600,000	8,493,018
U.S. Treasury Notes, 4.125%, 10/31/26	5,000,000	4,989,302
U.S. Treasury Notes, 4.625%, 11/15/26	9,500,000	9,563,393
U.S. Treasury Notes, 4.375%, 12/15/26(1)	6,000,000	6,014,532
U.S. Treasury Notes, 2.50%, 3/31/27	5,000,000	4,815,296
U.S. Treasury Notes, 4.625%, 6/15/27	3,000,000	3,025,618
U.S. Treasury Notes, 3.375%, 9/15/27	25,000,000	24,434,398
U.S. Treasury Notes, 4.125%, 11/15/27	9,000,000	8,961,693
U.S. Treasury Notes, 4.00%, 12/15/27	5,000,000	4,961,743
TOTAL U.S. TREASURY SECURITIES (Cost $105,421,587)		105,438,566
COLLATERALIZED MORTGAGE OBLIGATIONS — 27.5%
FHLMC, Series 3114, Class FT, VRN, 5.06%, (30-day average SOFR plus 0.46%), 9/15/30	83,509	83,284
FHLMC, Series 3200, Class FP, VRN, 4.91%, (30-day average SOFR plus 0.31%), 8/15/36	311,194	305,433
FHLMC, Series 3206, Class FE, VRN, 5.11%, (30-day average SOFR plus 0.51%), 8/15/36	128,917	127,023
FHLMC, Series 3231, Class FA, VRN, 5.11%, (30-day average SOFR plus 0.51%), 10/15/36	135,680	134,076
FHLMC, Series 3301, Class FA, VRN, 5.01%, (30-day average SOFR plus 0.41%), 8/15/35	133,070	131,288
FHLMC, Series 3380, Class FP, VRN, 5.06%, (30-day average SOFR plus 0.46%), 11/15/36	157,392	155,388
FHLMC, Series 3508, Class PF, VRN, 5.56%, (30-day average SOFR plus 0.96%), 2/15/39	53,392	53,384
FHLMC, Series 3587, Class FB, VRN, 5.49%, (30-day average SOFR plus 0.89%), 2/15/36	163,001	163,380
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	357,649	356,546
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	312,727	310,703
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,073,591	1,064,133
FHLMC, Series K052, Class A2, SEQ, 3.15%, 11/25/25	2,099,832	2,076,242
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,891,115
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,939,848
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	2,107,000	2,058,602
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,439,325
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	2,000,000	1,957,196
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,933,096
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,431,214
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,073,633
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	913,006
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,103,391	2,994,606
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,761,648
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	1,991,427
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	1,752,713	1,741,320
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	5,429,098	5,362,328
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,983,183	1,925,367
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	891,868	879,533
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	827,398	821,179
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	2,129,424	2,065,657

FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	2,056,833	1,981,881
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	584,074	575,121
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	207,783	205,195
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	1,217,093	1,128,261
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	2,736,000	2,712,304
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,824,287	1,796,715
FNMA, Series 2006-11, Class FA, VRN, 4.98%, (30-day average SOFR plus 0.41%), 3/25/36	116,127	115,063
FNMA, Series 2006-60, Class KF, VRN, 4.98%, (30-day average SOFR plus 0.41%), 7/25/36	359,427	355,286
FNMA, Series 2006-72, Class TE, VRN, 4.98%, (30-day average SOFR plus 0.41%), 8/25/36	157,433	155,148
FNMA, Series 2009-33, Class FB, VRN, 5.50%, (30-day average SOFR plus 0.93%), 3/25/37	200,234	201,153
FNMA, Series 2009-89, Class FD, VRN, 5.28%, (30-day average SOFR plus 0.71%), 5/25/36	95,910	95,811
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,753,404	1,692,087
GNMA, Series 2010-14, Class QF, VRN, 4.96%, (1-month SOFR plus 0.56%), 2/16/40	233,579	233,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,418,905)		55,388,023
U.S. GOVERNMENT AGENCY SECURITIES — 3.9%
FHLB, 0.96%, 3/5/26	2,500,000	2,406,463
FHLB, 4.00%, 10/9/26	2,500,000	2,494,943
FHLB, 4.625%, 11/17/26	2,000,000	2,013,188
FHLB, 4.125%, 1/15/27	1,000,000	998,756
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,912,077)		7,913,350
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FNMA, VRN, 6.78%, (1-year RFUCC plus 1.74%), 5/1/42	570,825	592,319
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	48,248	46,582
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	45,303	43,674
		682,575
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.4%
FNMA, 2.47%, 7/1/26	3,200,000	3,106,282
FNMA, 3.17%, 1/1/27	1,500,000	1,462,729
FNMA, 3.63%, 8/1/28	2,336,099	2,232,888
FNMA, 7.00%, 5/1/32	33,210	34,417
FNMA, 7.00%, 5/1/32	4,202	4,355
FNMA, 7.00%, 6/1/32	36,171	37,495
FNMA, 7.00%, 8/1/32	2,567	2,660
		6,880,826
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,607,293)		7,563,401
ASSET-BACKED SECURITIES — 3.3%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.03%, (1-month SOFR plus 0.69%), 11/25/71	638,472	634,280
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.15%, (1-month SOFR plus 0.81%), 1/25/72	611,896	609,457
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.25%, (30-day average SOFR plus 0.68%), 11/25/70(2)	884,076	875,631
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 5.15%, (1-month SOFR plus 0.81%), 3/25/61	139,055	135,725
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.27%, (1-month SOFR plus 0.68%), 8/25/61	579,249	560,727
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	203,402	177,228
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.23%, (3-month SOFR plus 0.71%), 8/23/36(2)	818,276	811,099
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	318,265	287,014
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.02%, (1-month SOFR plus 0.68%), 9/25/61	743,616	738,391
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.27%, (1-month SOFR plus 0.68%), 10/25/61	1,184,070	1,165,590

Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.21%, (30-day average SOFR plus 0.64%), 5/25/70(2)	592,112	586,556
TOTAL ASSET-BACKED SECURITIES (Cost $6,540,133)		6,581,698
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	117,555	117,374
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	496,233	491,879
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	673,615	670,986
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	507,491	504,855
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	425,412	421,322
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,142,420)		2,206,416
CORPORATE BONDS — 0.1%
Consumer Finance — 0.1%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $217,093)	218,334	216,815
SHORT-TERM INVESTMENTS — 7.6%
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $68,416), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $67,070)		67,054
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $402,144), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $394,097)		394,000
		461,054
Treasury Bills(3) — 7.4%
U.S. Treasury Bills, 4.32%, 6/12/25	1,000,000	981,524
U.S. Treasury Bills, 4.23%, 11/28/25	7,500,000	7,228,272
U.S. Treasury Bills, 4.24%, 12/26/25	7,000,000	6,724,074
		14,933,870
TOTAL SHORT-TERM INVESTMENTS (Cost $15,379,934)		15,394,924
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $200,639,442)		200,703,193
OTHER ASSETS AND LIABILITIES — 0.3%		606,957
TOTAL NET ASSETS — 100.0%		$201,310,150

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	155	March 2025	$31,869,453	$(56,005)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	33	March 2025	$3,508,055	$(4,041)
U.S. Treasury 10-Year Notes	1	March 2025	108,750	(299)
U.S. Treasury 10-Year Ultra Notes	1	March 2025	111,312	2,561
			$3,728,117	$(1,779)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $290,646.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,737,528, which represented 1.4% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$105,438,566	—
Collateralized Mortgage Obligations	—	55,388,023	—
U.S. Government Agency Securities	—	7,913,350	—
U.S. Government Agency Mortgage-Backed Securities	—	7,563,401	—
Asset-Backed Securities	—	6,581,698	—
Commercial Mortgage-Backed Securities	—	2,206,416	—
Corporate Bonds	—	216,815	—
Short-Term Investments	—	15,394,924	—
	—	$200,703,193	—
Other Financial Instruments
Futures Contracts	$2,561	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$60,345	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.